May 24, 2000

                 THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

                           SUPPLEMENT TO PROSPECTUS

                             DATED AUGUST 31, 1999

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

   Class B Shares -- Dreyfus Automatic Withdrawal Plan

   For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.
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   THE  FOLLOWING  INFORMATION  SUPERSEDES AND REPLACES THE LAST SENTENCE OF THE
FIRST PARAGRAPH CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "THE FUND -- PAST PERFORMANCE" AND THE SENTENCE IN THE LAST BULLET POINT CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- ACCOUNT POLICIES."

   Class Z shares generally are not available for new accounts.
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THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION
CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT --ACCOUNT POLICIES" AND "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

   RIGHT OF ACCUMULATION: lets you add the value of any shares in this fund, any other Dreyfus Premier fund, or any other fund that is advised by Founders Asset Management LLC ("Founders"), an affiliate of Dreyfus, sold with a sales load (that you already own) to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

   DREYFUS  DIVIDEND  SWEEP:  for  automatically  reinvesting  the dividends and
distributions   from   the   fund   into   another   Dreyfus   fund  or  certain
Founders-advised funds (not available for IRAs).

   DREYFUS AUTO-EXCHANGE PRIVILEGE: for making regular exchanges from the fund into another Dreyfus fund or certain Founders-advised funds.

   EXCHANGE PRIVILEGE: you can exchange shares worth $500 or more (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds.

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